Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Credit card receivables	$ 12,259,276	$ 12,414,101
Loans to customers	5,321,885	3,201,636
Compulsory deposits at central banks	6,743,336	7,447,483
Other receivables	1,413,443	1,689,030
Other financial assets	78,147	131,519
Securities	885,418	104,420
Total Assets	26,701,505	24,988,189
Deposits in electronic money	6,796,826	2,388,601
Bank receipt of deposits (RDB)	21,511,844	21,054,443
Bank certificate of deposit (CDB)	546,395	248,086
Payables to network	9,333,541	9,755,285
Borrowings and financing	1,730,357	1,136,344
Total Liabilities	39,918,963	34,582,759
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Credit card receivables
Loans to customers
Securities	544,845
Total Assets	544,845
Bank certificate of deposit (CDB)
Payables to network
Borrowings and financing
Total Liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Credit card receivables
Loans to customers
Securities	330,745	104,668
Total Assets	330,745	104,668
Bank certificate of deposit (CDB)	545,474	249,009
Payables to network	8,693,972	9,605,576
Borrowings and financing	1,737,303	1,136,978
Total Liabilities	10,976,749	10,991,563
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	13,188,240	12,821,731
Loans to customers	5,639,873	3,212,542
Securities
Total Assets	18,828,113	16,034,273
Bank certificate of deposit (CDB)
Payables to network
Borrowings and financing
Total Liabilities